Schedule of remaining contractual undiscounted repayment obligations (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 8,325,773	$ 10,752,128	$ 7,460,701	$ 9,489,266			$ 2,005,219
Cash and cash equivalents	1,044,640	1,343,303	2,393,636	3,044,466	$ 7,445,619	$ 1,533,967	1,951,053		$ 1,217,448
Amount due from shareholder								$ 8,783,276	$ 11,877,624
Trade and other payables	2,857,775	3,674,813	5,169,262	6,574,785			2,575,949
Amount due to related parties	690,384	887,764		1,450,305
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		10,536,972	7,016,520	8,924,312		8,158,454	1,763,412
Cash and cash equivalents		1,343,303	2,393,636	3,044,466		1,044,640	1,951,053
Amount due from shareholder		1,366,505				1,062,684	10,557,240
Total undiscounted financial assets		13,596,780	9,410,156	11,968,778		10,537,961	14,271,705
Trade and other payables	2,690,104	3,674,814	4,949,404	6,295,147			2,184,619
Lease liabilities	4,702,129	6,046,468	3,944,080	5,016,475			28,500
Amount due to related parties	690,384	887,764		1,450,305			1,311,390
Amount due to a former director							111,459
Borrowings	2,276,603	2,927,484	1,140,266	61,371			4,261,290
Borrowings				48,251
Total undiscounted financial liabilities	10,359,220	13,536,530	10,082,001	12,823,298			7,897,258
Total net undiscounted financial assets/ -liabilities	178,741	(1,559,747)	(671,845)	(854,520)			6,374,447
Amount due to related parties				1,450,305
Amount due from third party		350,000				272,183
Contractual cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		10,536,972	7,016,520	8,924,312		8,158,454	1,763,412
Cash and cash equivalents		1,343,303	2,393,636	3,044,466		1,044,640	1,951,053
Amount due from shareholder		1,366,505				1,062,684	10,557,240
Total undiscounted financial assets		13,596,780	9,410,156	11,968,778		10,537,961	14,271,705
Trade and other payables	2,690,104	3,674,814	4,949,404	6,295,147			2,184,619
Lease liabilities	4,869,009	6,261,059	4,123,479	5,244,654			29,000
Amount due to related parties	690,384	887,764		1,450,305			1,311,390
Amount due to a former director							111,459
Borrowings	2,609,264	3,355,253	1,140,266	61,371			4,261,290
Borrowings				48,251
Total undiscounted financial liabilities	10,858,761	14,178,890	10,261,400	13,051,477			7,897,758
Total net undiscounted financial assets/ -liabilities	(320,800)	(1,559,747)	(851,244)	(1,082,699)			6,373,947
Amount due to related parties				1,450,305
Amount due from third party		350,000				272,183
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		10,536,972	7,016,520	8,924,312		8,158,454	1,763,412
Cash and cash equivalents		1,343,303	2,393,636	3,044,466		1,044,640	1,951,053
Amount due from shareholder		1,366,505				1,062,684	10,557,240
Total undiscounted financial assets		13,596,780	9,410,156	11,968,778		10,537,961	14,271,705
Trade and other payables	2,690,104	3,674,814	4,949,404	6,295,147			2,184,619
Lease liabilities	1,687,392	2,169,818	1,738,177	2,210,787			29,000
Amount due to related parties	690,384	887,764		1,450,305			1,311,390
Amount due to a former director							111,459
Borrowings	894,803	1,150,627	1,140,266	61,371			2,677,856
Borrowings				48,251
Total undiscounted financial liabilities	5,962,683	7,883,023	7,876,098	10,017,610			6,314,324
Total net undiscounted financial assets/ -liabilities	4,575,278	5,713,757	1,534,058	1,951,168			7,957,381
Amount due to related parties				1,450,305
Amount due from third party		350,000				272,183
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables
Cash and cash equivalents
Amount due from shareholder
Total undiscounted financial assets
Trade and other payables
Lease liabilities	3,181,617	4,091,241	2,385,303	3,033,867
Amount due to related parties
Amount due to a former director
Borrowings	1,714,461	2,204,626					1,583,434
Borrowings
Total undiscounted financial liabilities	4,896,078	6,295,867	2,385,303	3,033,867			1,583,434
Total net undiscounted financial assets/ -liabilities	$ (4,896,078)	(6,295,867)	$ (2,385,303)	(3,033,867)			$ (1,583,434)
Amount due to related parties
Amount due from third party